Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Payables [Abstract]
Summary of Trade and Other Payables
	2019 £m	2018 £m
Trade payables	173	187
Accruals	684	711
Social security and other taxes	129	127
Other payables	422	407
Deferred income	2,071	2,000
Total	3,479	3,432